Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax (Tables) [Line Items]
Schedule of company’s net deferred tax assets
	December 31, 2020	December 31, 2019

Deferred tax liability
Unrealized gain on marketable securities	$(432)	(48)
Total deferred tax liability	(432)	(48)
Valuation Allowance	—	—
Deferred tax liability	$(432)	$(48)

Schedule of income tax provision
	December 31, 2020	December 31, 2019
Federal
Current	$26,728	$26,934
Deferred	384	48

State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$27,112	$26,982

Schedule of reconciliation of federal income tax rate to the company’s effective tax rate
	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs allocable to warrant liability	0.0%	0.3%
Change in fair value of warrant liability	(22.5)%	(19.3)%
Valuation allowance	(0.0)%	0.00%
Income tax provision	(1.5)%	2.0%

Leafly Holdings, Inc.[Member]
Income Tax (Tables) [Line Items]
Schedule of company’s net deferred tax assets
	2020	2019
Deferred tax assets
Net operating loss carryforwards – domestic	$9,895	$6,944
Net operating loss carryforwards – foreign	1,252	1,171
Intangible assets	13,576	14,420
Accruals	659	468
Other	118	245
Total deferred tax assets	25,500	23,248
Valuation allowance	(25,401)	(23,195)
Total deferred tax assets, net of allowance	$99	$53
Deferred tax liabilities
Other	(99)	(53)
Total deferred tax liabilities	(99)	(53)
Total deferred tax assets, net	$—	$—

Schedule of reconciliation of federal income tax rate to the company’s effective tax rate
	2020	2019
Federal tax (benefit) at statutory rate	$(2,093)	$(6,837)
State tax at statutory rate, net of federal	(316)	(931)
Permanent differences	197	617
Change in valuation allowance	2,206	19,006
Deferred adjustments	595	(11,761)
Net operating loss carryback – CARES Act	(685)	—
Other	96	(94)
Provision for income taxes	$—	$—

Schedule of net loss before income taxes
	2020	2019
United States	$(9,687)	$(30,644)
Foreign	(277)	(1,292)
	$(9,964)	$(31,936)